Earnings Per Share (EPS) (Tables)	12 Months Ended
Dec. 31, 2024
Earnings Per Share (EPS)
Schedule of Calculation of EPS Basic and Diluted

EUR’000	2024	2023	2022
Profit attributable to ordinary equity holders of the parent for basic earnings	65,069	11,498	35,541

Thousands	2024	2023	2022
Weighted average number of ordinary shares for basic EPS[1]	345,979	201,362	163,219
Effect of dilution from share based payments programme	980	1,861	676
Weighted average number of ordinary shares adjusted for the effect of dilution[1]	346,959	203,223	163,895

There have been no other transactions involving ordinary shares or potential ordinary shares between the reporting date and the date of authorisation of these consolidated financial statements.

[1] The weighted average number of shares takes into account the weighted average effect of share based payments during the year.